Exploration and Evaluation Assets (Railroad-Pinion Project) (Narrative) (Details) - CAD ($)	1 Months Ended											8 Months Ended	12 Months Ended
	Jan. 31, 2019	Mar. 31, 2017	Jan. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Jul. 31, 2013	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Apr. 30, 2011	Aug. 31, 2009	May 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment														$ 4,158,000
Annual work commitment														6,700,000
Value of Common share															$ 68,087,433
Newmont USA Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment	$ 33,600												$ 500,000
Annual work commitment	$ 300,000
Tomera Mining Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)											5.00%
Annual lease payment														96,887	87,137
Sylvania Mining Lease Agreement [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)											5.00%
Annual lease payment											$ 20,000
Lease expiring											December 2021
RSM [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)											1.00%
Royal Standard Minerals, Inc
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest acquired											100.00%
Aladdin Sweepstakes Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired											$ 2,965,000
Net Smelter Royalty (NSR)											1.00%
Kennecott Holdings Corporation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of mineral production royalty payable											1.50%
Newmont USA Limited [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest acquired										100.00%
Net Smelter Royalty (NSR)										5.00%
Annual lease payment										$ 39,680				500,000
Percentage of Claims (NSR)										3.00%
Percentage of Lease (NSR)										1.00%
Percentage of joint venture										70.00%
Newmont USA Limited [Member] | First Back [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest in lease										51.00%
Pecentage of expenditure										150.00%
Newmont USA Limited [Member] | Second Back [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of interest in lease										19.00%
Pecentage of expenditure										100.00%
Parent Company [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of joint venture										30.00%
Pinion Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired															$ 279,000
Net Smelter Royalty (NSR)		3.50%	3.00%			4.00%	4.00%	5.00%	4.00%			5.00%			3.00%
Annual lease payment		$ 75,000	$ 8,000	$ 30,000		$ 25,000	$ 20,000	$ 175,000	$ 15,000						$ 16,500
Percentage of interest in lease		100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%						100.00%
Percentage of Claims (NSR)												100.00%
Percentage of Lease (NSR)												80.00%
Lease term			10 Years	10 Years		10 Years	10 Years	12 years	10 Years			lease term of ten years with an option to extend the lease term for an additional ten years.			10 Years
Option to purchase property		$ 2,000,000	$ 150,000	$ 1,500,000		$ 1,250,000	$ 1,000,000	$ 25,000,000	$ 1,500,000						$ 800,000
Initial amount paid		75,000						$ 1,000,000
Percentage of annual lease payments increase each year								5.00%
Amount required to spend per year on exploration of lease term								$ 1,000,000
Percentage of buy-down option								3.00%
Percentage of initial amount credited towards purchase price								70.00%
Percentage of annual lease payment credited against furture NSR Payment								70.00%
Pinion Project [Member] | Six to Nine [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Net Smelter Royalty (NSR)				4.00%
Annual lease payment			20,000	$ 90,000		43,750	35,000		50,000						31,000
Pinion Project [Member] | One through Six [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property								$ 3,500,000
Pinion Project [Member] | Seven through Twelve [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property								7,000,000
Pinion Project [Member] | Second Back [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment							$ 50,000
Lease term							10 Years
Pinion Project [Member] | Additional Lease [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment		$ 75,000	$ 25,000	$ 100,000		$ 62,500		$ 500,000	$ 75,000						$ 31,000
Lease term		10 Years	10 Years	10 Years		10 Years		10 Years	10 Years						10 Years
Initial amount paid								$ 1,000,000
Percentage of annual lease payments increase each year								5.00%
Pinion Project [Member] | Surface Agreement [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Annual lease payment		$ 9,000							$ 20,103
Lease term		10 Years							10 Years
Option to purchase property									$ 8,934,640
Pinion Project [Member] | Buy-down option [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property			$ 150,000	$ 1,000,000		$ 2,000,000	$ 2,000,000								$ 1,100,000
Percentage of buy-down option			1.00%	1.00%		2.00%	2.00%								1.00%
Pinion Project [Member] | Buy-down option [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Option to purchase property			$ 250,000	$ 1,500,000		$ 1,000,000	$ 1,500,000
Percentage of buy-down option			1.00%	1.00%		1.00%	1.00%
Pinion Gold Deposit [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired					$ 8,500,000
Net Smelter Royalty (NSR)					5.00%
Annual lease payment					$ 47,931									$ 49,090
Common share issued					6,750,000
Value of Common share					$ 4,807,500
Sale majority for cosideration					100,000,000
Pinion Gold Deposit [Member] | Additional Cash Consideration [Member] | Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired					1,500,000
Pinion Gold Deposit [Member] | Additional Cash Consideration [Member] | Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amount of interest acquired					$ 3,000,000